INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 6:-	INCOME TAXES

a.	Tax laws applicable to the Company:

1.	Taxable income of Israeli companies is subject to tax at the rate of 25% in 2013 and a rate of 26.5% in 2014 and 2015.

On January 4, 2016, the Israeli Parliament’s Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%, starting January 1, 2016.

2.
The Subsidiary is taxed under U.S. tax law. The federal tax rates applicable to the Company whose place of incorporation is within the U.S. are corporate (progressive) tax at the rate of up to 35%, excluding state tax, which rates depend on the state in which the Subsidiary conducts its business.

b.	Net operating losses carry forward:

The Parent has accumulated losses for tax purposes as of December 31, 2015 in the amount of $13,508, which may be carried forward and offset against taxable income in the future for an indefinite period.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2015	2014

Operating loss carry forward	$3,580	$181
Reserves and allowances	2,185	1,610

Net deferred tax asset before valuation allowance	5,765	1,791
Valuation allowance	(5,765)	(1,791)

Net deferred tax asset	$-	$-

Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets will not be realized in the foreseeable future.

d.	No liability for uncertain tax positions was recorded as of December 31, 2015 and 2014.

e.
The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect of deferred taxes due to the uncertainty of the realization of such deferred taxes.

f.	Loss before taxes on income is comprised as follows:

	December 31,
	2015	2014	2013

Domestic (Israel)	$13,388	$7,022	$1,145
Foreign (U.S)	1,953	-	-

	$15,341	$7,022	$1,145

g.	Taxes on income relate solely to the Subsidiary.